SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF VARIOUS CLASSES OF PROPERTY AND EQUIPMENT AND ESTIMATED USEFUL LIVES
Office furniture and equipment	3 to 7 years
Vehicles	5 years
Machinery and equipment	3 to 7 years
Leasehold improvements	Remaining Term of Lease

Office furniture and equipment	3 to 7 years

Vehicles	5 years

Machinery and equipment	3 to 7 years

Leasehold improvements	Remaining Term of Lease

SCHEDULE OF DISAGGREGATED REVENUES BY DISTRIBUTION CHANNEL

The following table present our disaggregated revenues by distribution channel:

	For The Three Months Ended June 30,		For The Six Months Ended June 30,
Sales	2023	2022	2023	2022
Retail	5,829	11,850	$12,898	$24,885
Distributor	4,143	2,534	7,111	4,621
Original equipment manufacture	9,302	7,238	18,056	10,419
Total	$19,274	$21,622	$38,065	$39,925

The following table present our disaggregated revenues by distribution channel:

Sales	2022	2021
Retail	$43,344	$59,042
Distributor	9,102	10,733
Original equipment manufacture	33,805	8,225
Total	$86,251	$78,000